Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial instruments - classification
Funding valuation adjustments	£ 125	£ 123
Credit valuation adjustments	188	190
Bid - offer	77	76
Product and deal specific	139	157
Total	£ 529	£ 546